Long-Term Deposits (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Deposits [Abstract]
Schedule of Longterm Deposits

	Six months ended June 30, 2024	Year-ended December 31, 2023
Deposits on property and equipment	$4,509	$5,305
Other long-term deposits	58	95

Total long-term deposits	$4,567	$5,400

	December 31, 2023	December 31, 2022
Deposits on property and equipment	$5,305	$4,873
Other long-term deposits	95	68

Total long-term deposits	$5,400	$4,941